Statement of Changes in Equity - ARS ($) $ in Millions	Issued capital [member]	Adjustment To Share Capital [Member]	Treasury shares [member]	Adjustment To Treasury Stock [Member]	Additional paid-in capital [member]	Cost Treasury Stock [Member]	Legal Reserve [Member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 875	$ 108,692	$ 31	$ 2,359	$ 1,480	$ (8,974)	$ 5,158	$ 79,351		$ (865)	$ 48,548	$ 236,655
IfrsStatementLineItems [Line Items]
Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020							2,427	46,121			(48,548)
Other comprehensive results										224		224
Loss for the year											(52,017)	(52,017)
Ending balance, value at Dec. 31, 2020	875	108,692	31	2,359	1,480	(8,974)	7,585	125,472		(641)	(52,017)	184,862
IfrsStatementLineItems [Line Items]
Ordinary Shareholders’ Meeting held on April 27, 2021								(52,017)			52,017
Other Reserve Constitution - Share-bases compensation plan (Note 25)									12			12
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)		18		(18)	12				(12)
Other comprehensive results										253		253
Loss for the year											(41,577)	(41,577)
Ending balance, value at Dec. 31, 2021	875	108,710	31	2,341	1,492	(8,974)	7,585	73,455		(388)	(41,577)	143,550
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-bases compensation plan (Note 25)									9			9
Payment of Other Reserve Constitution - Share-based compensation plan (Note 25)		11		(11)	9				(9)
Other comprehensive results										(425)		(425)
Loss for the year											(17,468)	(17,468)
Ending balance, value at Dec. 31, 2022	$ 875	$ 108,721	$ 31	$ 2,330	$ 1,501	$ (8,974)	$ 7,585	$ 73,455		$ (813)	$ (59,045)	$ 125,666